Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of Income Tax
	As at	As at
	June 30,	June 30,
	2021	2020
Net loss for the year	$(41,960,484)	$(977,635)
Statutory rate	26.5%	26.5%

Expected income tax recovery	(11,119,530)	(259,073)
Other adjustments	63,830	22,553
Non-deductible expenses	-	(102,150)
Share cost of issue booked to equity	(30,060)	(2,070)
Share based compensation	992,210
Change in value of warrant liability	9,668,900
Utilization of losses not previously recognized	-	-
Change in tax benefits not recognized	424,650	340,740
Income tax (recovery)	$-	$-

Schedule components of deferred tax
	As at	As at
	June 30,	June 30,
	2021	2020
Deferred tax assets
Royalty obligation	$318,060	$-
Share cost of issue	387,770	-
Operating tax losses carried forward	54,590	-
Subtotal of deferred tax assets	760,420	-

Deferred tax liabilities
Royalty receivable	760,420	-
Subtotal of deferred tax liabilities	760,420	-

Net deferred tax asset (liability)	$-	$-

Schedule of temporary differences
	As at	As at
	June 30,	June 30,
	2021	2020
Canadian operating tax losses carry-forward	$25,041,650	$23,419,560
Capital losses carry-forward	53,000	53,000
Non-Canadian losses	1,465,890	1,316,520
Property, plant and equipment	188,560	188,980
Share cost of issue	-	128,300
Canadian exploration and development tax pools	3,754,990	4,198,270
Unrecognized deferred tax assets	$30,504,090	$29,304,630

Schedule Of operating tax losses carry-forward
As at
June 30,
2021
2027	627,560
2028	808,270
2029	817,410
2030	1,382,860
2031	1,948,650
2032	2,491,120
2033	2,077,470
2034	2,528,580
2035	2,013,770
2036	1,448,930
2037	1,837,300
2038	2,104,660
2039	1,777,140
2040	1,349,840
2041	1,828,090
Canadian operating tax losses carry-forward	25,041,650